ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Details of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Details)	12 Months Ended
Dec. 31, 2014
Search Estate Holdings Limited ("Search Estate") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 21, 2014
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Next Milestone Holdings Limited ("Next Milestone") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 06, 2014
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Sou You Tian Xia Holdings (BVI) Limited ("Sou You Tian Xia (BVI)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 31, 2011
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Best Scholar Holdings Limited ("Best Scholar") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 01, 2011
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Property Holdings (BVI) Limited ("China Property(BVI)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 26, 2011
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Home Holdings (BVI) Limited ("China Home (BVI)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 16, 2010
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Pendiary Investments Limited ("Pendiary") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 16, 2007
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Selovo Investments Limited ("Selovo") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 10, 2007
Place of Establishment	BVI
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Sou You Tian Xia Holdings Limited ("Sou You Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 31, 2011
Place of Establishment	Cayman Islands
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Property Holdings Limited ("China Property") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 26, 2011
Place of Establishment	Cayman Islands
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Home Holdings Limited ("China Home") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 16, 2010
Place of Establishment	Cayman Islands
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Walkinston PTE. Limited ("Walkinston") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 03, 2014
Place of Establishment	Singapore
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Wall Street Index Research Center LLC ("Wall Street") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 01, 2011
Place of Establishment	United States of America
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Best Scholar Holdings (Delaware) Limited ("Best Scholar (Delaware)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 03, 2011
Place of Establishment	United States of America
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Best Work Holdings (New York) LLC ("Best Work") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2011
Place of Establishment	United States of America
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Sou You Tian Xia Holdings (HK) Limited ("Sou You Tian Xia (HK)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 28, 2011
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Hong Kong Property Network Limited ("HK Property") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 19, 2011
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Home Holdings (HK) Limited ("China Home(HK)") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 12, 2010
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Institute of Real Estate Agents Limited ("China Institute of Real Estate Agents") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 12, 2010
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Bravo Work Investments Limited ("Bravo Work") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 29, 2007
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
China Index Academy Limited ('China Index Academy") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 26, 2007
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
SouFun International Limited ("SouFun International") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 07, 2000
Place of Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activities	Investment holding
Shanghai Jia Tian Xia Financing Guarantee Co., Ltd ("Shanghai Jia Tian Xia Financing Guarantee") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 22, 2015	[1]
Place of Establishment	PRC	[1]
Percentage of Ownership	100.00%	[1]
Principal Activities	Provision of financing guarantee services	[1]
Shanghai SouFun Microfinance Co.,Ltd.("Shanghai SouFun Microfinance") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 19, 2015	[1]
Place of Establishment	PRC	[1]
Percentage of Ownership	70.00%	[1]
Principal Activities	Provision of Microfinance services	[1]
Tianjin Jia Tian Xia Commercial Factoring Co., Ltd.("Tianjian Jia Tian Xia Commercial Factoring") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 22, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of commercial factoring services
Chongqing Tian Xia Dai Microfinance Co., Ltd ("Chongqing Tian Xia Dai Microfinance") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 11, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Tianjin Jia Tian Xia Microfinance Co. ,Ltd. ("Tianjin Jia Tian Xia Microfinance") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 05, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Beijing Fang Tian Xia Decorative Engineering Co., Ltd.("Beijing Fang Tian Xia Decorative Engineering") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 15, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of home decorservices
Beihai Tian Xia Dai Microfinance Co., Ltd.("Beihai Tian Xia Dai Microfinance") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 12, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of microfinance services
Beihai Tian Xia Dai Financing Guarantee Co., Ltd.("Beihai Tian Xia Dai Financing Guarantee") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 29, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of finance guarantee services
Jia Tian Xia Network Technology Co., Ltd. ("Jia Tian Xia Network Technology") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 15, 2014
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Hong An Jia Ye Network Technology Co., Ltd., ("Hong An Jia Ye Network") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 20, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Hangzhou SouFun Network Technology Co., Ltd., ("Hangzhou SouFun Network") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Aug. 27, 2013
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Shanghai BaoAn Enterprise Co., Ltd., (Shanghai BaoAn Enterprise) [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	75.00%	[1]
Principal Activities	Lease, resale and management of property
Shanghai BaoAn Hotel Co., Ltd., (Shanghai BaoAn Hotel) [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership	75.00%	[2]
Principal Activities	Operation and management of hotel, restaurant and other catering business
Beijing Li Man Wan Jia Network Technology Co., Ltd ("Beijing Li Man Wan Jia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Si Kai Property Co., Ltd.,(Beijing Si Kai Property)(formerly known as "Beijing Sou You Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 24, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Tianjin SouFun Network Technology Co., Ltd. ("Tianjin SouFun Network") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., ("Beijing Zhongzhi") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 06, 2012
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Jia Shang Li Nian Network Technology Co., Ltd ("Beijing Jia Shang") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 09, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. ('Beijing TuoShi') [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd., ("Beijing Hong An") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jan. 01, 2011
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., ("Zhongzhi Xun Bo") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jun. 05, 2007
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Beijing SouFun Network Technology Co., Ltd. ("SouFun Network") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 16, 2006
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. ("SouFun Media") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 28, 2002
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Shanghai SouFun Information Co., Ltd ("SouFun Shanghai") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	May 31, 2000
Place of Establishment	PRC
Percentage of Ownership	100.00%
Principal Activities	Provision of technology and information consultancy services
Shenzhen Qian Hai Fang Guan Jia Co., Ltd. ("Shenzhen Qian Hai Fang Guan Jia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Oct. 22, 2014
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of property management consultancy services
Guangxi Beibuwan Financial Information Consulting Co., Ltd. ("Guangxi Beibuwan Financial Information Consulting") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 02, 2014
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of finance information consultancy services
Shanghai Shiji Jia Tian Xia Financial Information service Co., Ltd. ("Shanghai Jia Tian Xia Financial Information") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 28, 2014
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of finance information services
Beijing Tianxia Dai Information service Co., Ltd. ("Tianxia Dai Information") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Apr. 09, 2014
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of finance information services
Hanzhou Ji Ju Real Estate Broking Co., Ltd. ("Hanzhou Ji Ju")[Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 23, 2013
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services and real estate information services
Wuhan SouFun Yi Ran Ju Ke Real Estate Broking Co., Ltd. ("Wuhan Yi Ran Ju Ke") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 13, 2013
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services and real estate information services
Shanghai BaoAn Property Management Co., Ltd., (Shanghai BaoAn Property) [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 31, 2013
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Property Management
Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze Wan Jia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 01, 2012
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd ("Beijing Hua Ju Tian Xia") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 25, 2012	[3]
Place of Establishment	PRC	[3]
Percentage of Ownership		[3]
Principal Activities	Provision of technology and information consultancy services	[3]
Tianjin Jia Tian Xia Advertising Co., Ltd. ("Tianjin JTX Advertising") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 22, 2007
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Century Jia Tian Xia Technology Development Co., Ltd. ("Beijing JTX Technology") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 21, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Li Tian Rong Ze Technology Development Co., Ltd., ("Beijing Li Tian Rong Ze") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 10, 2009
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Shanghai SouFun Advertising Co., Ltd. ("Shanghai Advertising") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 12, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Shanghai China Index Consultancy Co., Ltd. ("Shanghai China Index") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 12, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of other value-added services
Beijing SouFun Science and Technology Development Co., Ltd. ("Beijing Technology") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Mar. 14, 2006
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Yi Ran Ju Ke Technology Development Co., Ltd., ("Beijing YiRanJuKe") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 10, 2011
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services, rental services and real estate agency services
Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. ("Shanghai JBT Real Estate Broking") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Jul. 07, 2005
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of real estate agency services, marketing services and listing services
Beijing China Index Information Co., Ltd. ("Beijing China Index") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Nov. 08, 2004
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of other value-added services
Beijing SouFun Internet Information Service Co., Ltd. ("Beijing Internet") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Dec. 17, 2003
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services and listing services
Beijing Jia Tian Xia Advertising Co., Ltd. ("Beijing Advertising") [Member]
Summary of Investment Holdings [Line Items]
Date of Establishment	Sep. 01, 2000
Place of Establishment	PRC
Percentage of Ownership
Principal Activities	Provision of marketing services, listing services and e-commerce services

[1]	In accordance with PRC regulations on establishing financing companies, the initial transfer of share capital must be completed prior to the registration with PRC authorities. The initial transfer of share capital was completed during the year ended December 31, 2014. The subsequent registration procedures were approved in January 2015.
[2]	Shanghai China Index owns the remaining 25% equity interest.
[3]	Beijing Hua Ju Tian Xia was originally established as a WOFE by the Company in July 2012. In December 2014, the Company transferred its equity interest in Beijing Hua Ju Tian Xia to Vincent Tianquan Mo, executive chairman of the board of directors and chief executive officer, and simultaneously entered into a series of Contractual Agreements, as defined in Note 1, to obtain control over Beijing Hua Ju Tian Xia.